Summary of significant accounting policies, Property, Vessels and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Properties [Member]
Property, vessels and equipment [Abstract]
Valuation period of properties	four years
Vessels [Member] | Minimum [Member]
Property, vessels and equipment [Abstract]
Period of amortization of repair costs	2 years
Vessels [Member] | Maximum [Member]
Property, vessels and equipment [Abstract]
Period of amortization of repair costs	5 years